PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT [Abstract]
PROPERTY, PLANT AND EQUIPMENT
NOTE 7:-	PROPERTY, PLANT AND EQUIPMENT

	December 31,
	2012	2011
Cost:

Computers and software	$728	$921
Office furniture and equipment	706	1,031
Leasehold improvements and real estate	648	1,446
Motor Vehicles	347	341

	2,429	3,739

Accumulated depreciation:

Computers and software	674	805
Office furniture and equipment	343	615
Leasehold improvements and real estate	299	988
Motor vehicles	150	165

	1,466	2,573

Depreciated cost	$963	$1,166

Depreciation expenses amounted to $ 180, $ 280 and $ 241 for the years ended December 31, 2012, 2011 and 2010, respectively.